NOTE 10 – COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Lessee, Operating Lease, Term of Contract	12 months		12 months
Operating Lease, Expense	$ 38,645	$ 24,223	$ 37,823	$ 18,400